Per Share Data (Tables)	6 Months Ended
Sep. 30, 2022
Earnings Per Share [Abstract]
Reconciliation of Differences Between Basic and Diluted Earnings Per Share (EPS)
During the six and three months ended September 30, 2021 and 2022, there was no stock compensation which was antidilutive.

	Millions of yen
	Six months ended September 30, 2021	Six months ended September 30, 2022
Net Income attributable to ORIX Corporation shareholders	¥146,682	¥121,776

	Millions of yen

	Three months ended September 30, 2021	Three months ended September 30, 2022
Net Income attributable to ORIX Corporation shareholders	¥81,466	¥59,914

	Thousands of Shares
	Six months ended September 30, 2021	Six months ended September 30, 2022
Weighted-average shares	1,211,058	1,187,885
Effect of dilutive securities—
Stock compensation	1,202	1,365

Weighted-average shares for diluted EPS computation	1,212,260	1,189,250

	Thousands of Shares
	Three months ended September 30, 2021	Three months ended September 30, 2022
Weighted-average shares	1,206,784	1,184,070
Effect of dilutive securities—
Stock compensation	1,341	1,498

Weighted-average shares for diluted EPS computation	1,208,125	1,185,568

	Yen
	Six months ended September 30, 2021	Six months ended September 30, 2022
Earnings per share for net income attributable to ORIX Corporation shareholders:
Basic	¥121.12	¥102.52
Diluted	121.00	102.40

	Yen
	Three months ended September 30, 2021	Three months ended September 30, 2022
Earnings per share for net income attributable to ORIX Corporation shareholders:
Basic	¥67.51	¥50.60
Diluted	67.43	50.54

Note:
The Company’s shares held through the Board Incentive Plan Trust are included in the number of treasury stock to be deducted in calculation of the weighted-average shares for EPS computation. (2,149,105 and 2,215,068 shares for the six months ended September 30, 2021 and 2022, 2,145,248 and 2,403,907 shares for the three months ended September 30, 2021 and 2022)